Document And Entity Information	12 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	AntriaBio, Inc.
Entity Central Index Key	0001509261
Entity Filer Category	Smaller Reporting Company
Trading Symbol	ANTB